UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30,2000
Check here if Amendment [X]
This Amendment (check only one):[ ] is a restatement.
[X] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

Dessauer & McIntyre Asset Management, Inc.
P.O. Box 1689, 4 Main Street
Orleans, MA 02653

13F File Number: 28-2852

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Thomas P. McIntyre
Title:	President
Phone:	(508) 255-1651

Signature, Place, and Date of Signing:

Thomas P. McIntyre, Orleans, MA May 15, 2000

Report Type (Check only one)

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total:   $540,255,000


List of Other Included Managers: NONE

 No.  13F File Number

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM CORP COM                  COM              885535104      202     3500 SH       SOLE                     3000               500
AT HOME CORP COM SER A         COM              045919107    17392   838175 SH       SOLE                    10000            828175
AXA SA SPONSORED ADR           COM              054536107    11962   150351 SH       SOLE                                     150351
BALLY TOT FITNESS HLDG COM     COM              05873K108    14043   553431 SH       SOLE                     7675            545756
BANCO SANTANDER CENTRAL HISPAN COM              05964H105     9883   952610 SH       SOLE                                     952610
CABLE & WIRELESS PLC SPONSORED COM              126830207    15351   306635 SH       SOLE                                     306635
CABLETRON SYS INC COM          COM              126920107      282    11150 SH       SOLE                    10650               500
CENDANT CORP COM               COM              151313103    20834  1488129 SH       SOLE                    64350           1423779
CHAMPION TECH HLDGS ADR        COM              158675108        2    10000 SH       SOLE                                      10000
CIENA CORP COM                 COM              171779101      608     3650 SH       SOLE                     3500               150
CISCO SYS INC COM              COM              17275R102      657    10330 SH       SOLE                                      10330
CITIGROUP INC COM              COM              172967101    14833   246186 SH       SOLE                                     246186
CONTINUCARE CORP COM           COM              212172100      257   373100 SH       SOLE                    86000            287100
COUNTRYWIDE CR IND DEL COM     COM              222372104    11480   378737 SH       SOLE                                     378737
CP POKPHAND LTD SPONSORED ADR  COM              125918102      141   201560 SH       SOLE                                     201560
ELAN PLC ADR                   COM              284131208    24353   502769 SH       SOLE                                     502769
ENRON CORP COM                 COM              293561106    27353   424079 SH       SOLE                                     424079
ERICSSON L M TEL CO ADR REG    COM              294821400      205    10256 SH       SOLE                                      10256
GENERAL ELEC CO COM            COM              369604103      369     6960 SH       SOLE                                       6960
GLAXO HLDGS PLC SPONSORED ADR  COM              37733W105    12662   219015 SH       SOLE                                     219015
HILTON HOTELS CORP COM         COM              432848109     8127   866925 SH       SOLE                    25100            841825
INTEL CORP COM                 COM              458140100      267     1995 SH       SOLE                                       1995
ION NETWORKS INC COM           COM              46205P100       36    11800 SH       SOLE                    11000               800
KONINKLIJKE AHOLD N V SPNSRD A COM              500467303     4565   155730 SH       SOLE                                     155730
KONINKLIJKE PHILIPS ELECTRONIC COM              500472303    27195   572516 SH       SOLE                                     572516
KPNQWEST N V CL C              COM              N50919104      809    20420 SH       SOLE                                      20420
LSI LOGIC CORP COM             COM              502161102    47992   886687 SH       SOLE                                     886687
LUCENT TECHNOLOGIES COM        COM              549463107    19941   336555 SH       SOLE                    10500            326055
MERCK & CO INC COM             COM              589331107      331     4315 SH       SOLE                                       4315
MOTOROLA INC COM               COM              620076109     2841    97770 SH       SOLE                                      97770
NOKIA CORP SPONSORED ADR       COM              654902204      227     4540 SH       SOLE                                       4540
NOVARTIS A G SPONSORED ADR     COM              66987v109     9655   241386 SH       SOLE                                     241386
PARK PL ENTMT CORP COM         COM              700690100    18742  1537804 SH       SOLE                    35100           1502704
PFIZER INC COM                 COM              717081103      217     4518 SH       SOLE                                       4518
PIXAR COM                      COM              725811103     7284   206650 SH       SOLE                     2000            204650
PREMIERE TECHNOLOGIES COM      COM              74058F102       80    24475 SH       SOLE                    24475
QUEST NET CORPORATION COM NEW  COM              74835B200        1    10000 SH       SOLE                    10000
QWEST COMMUNICATIONS           COM              749121109    36045   725424 SH       SOLE                     6000            719424
SCIENTIFIC ATLANTA INC COM     COM              808655104    86509  1161189 SH       SOLE                                    1161189
SEI CORP COM                   COM              784117103    23809   598026 SH       SOLE                                     598026
TELEFONICA DE ESPANA SPONSORED COM              879382208      554     8655 SH       SOLE                                       8655
TIME WARNER INC COM            COM              887315109    26297   346013 SH       SOLE                                     346013
TYCO INTERNATIONAL LTD COM     COM              902124106     6798   143500 SH       SOLE                                     143500
VIXEL CORP DEL COM             COM              928552108      153    18500 SH       SOLE                    17000              1500
VODAFONE AIRTOUCH PLC SPONSORE COM              92857T107     7153   172617 SH       SOLE                                     172617
WORLDCOM INC GA NEW            COM              98157D106    21562   470010 SH       SOLE                                     470010
BALLY TOTAL FITNESS HLDG CORP  CORP             05873KAF5       36    40000 PRN      SOLE                                      40000
HARRAHS OPER INC               CORP             413627AD2       23    25000 PRN      SOLE                                      25000
HILTON HOTELS CORP             CORP             432848AQ2       14    15000 PRN      SOLE                                      15000
HRPT PPTYS TR                  CORP             40426WAG6        9    10000 PRN      SOLE                                      10000
LEHMAN BROS HLDGS INC          CORP             524908BY5       28    30000 PRN      SOLE                                      30000
MARATHON OIL CO                CORP             565845AJ3       24    24000 PRN      SOLE                                      24000
PARK PL ENTMT CORP             CORP             700690AB6       42    45000 PRN      SOLE                                      45000
TIME WARNER INC                CORP             887315AV1       20    20000 PRN      SOLE                                      20000